Corporate information	6 Months Ended
Jun. 30, 2026
Corporate information and statement of IFRS compliance [abstract]
Corporate information	Corporate informationBCE is incorporated and domiciled in Canada. BCE’s head office is located at 1, Carrefour Alexander-Graham-Bell, Verdun, Québec, Canada. BCE is a communications company providing products and services in Canada and in the Pacific Northwest of the United States (U.S.). Bell Communication and Technology Services (Bell CTS) includes our Bell CTS Canada segment which provides wireless, wireline, Internet, streaming services, and television (TV) services to residential, business, government and wholesale customers in Canada and our Bell CTS U.S. segment which provides wireline, Internet and TV services to residential, business and wholesale customers in the Pacific Northwest of the U.S. Our Bell Media segment holds a portfolio of assets providing premium video, audio, out-of-home advertising, and digital media services to customers nationally across Canada.